Intangible Assets (Tables) (Bendon Limited)	6 Months Ended	12 Months Ended
	Jul. 31, 2018	Jan. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Disclosure of Detailed Information About Intangible Assets

	31 July 2018 NZ $000’s	31 January 2018 NZ $000’s

Patents and licences
Cost	1,037	919
Accumulated amortisation and impairment	(820)	(718)
Net book amount	217	201

Brands
Cost	15,091	12,463
Impairment	(696)	-
Net book amount	14,395	12,463

Software
Cost	15,729	15,788
Accumulated amortisation and impairment	(15,453)	(15,440)
Net book amount	276	348

Goodwill
Costs	5,798	-
Impairment	(3,399)	-
Net book amount	2,399	-

Total intangible assets	17,287	13,012

Disclosure of Detailed Information About Movements in Carrying Amounts of Intangible Assets

	Goodwill NZ $000’s	Software NZ $000’s	Patents and licences NZ $000’s	Brands NZ $000’s	Total NZ $000’s
Year ended 31 January 2018
Balance at the beginning of the year	-	348	201	12,463	13,012
Additions	5,798	32	119	2,726	8,675
Disposals	-	(22)	-	-	(22)
Amortisation	-	(17)	(103)	-	(120)
Impairment (refer note 9e)	(3,399)	(64)	-	(696)	(4,159)
Foreign exchange movements	-	(1)	-	(98)	(99)
Closing value at 31 July 2018	2,399	276	217	14,395	17,287

	Goodwill NZ $000’s	Software NZ $000’s	Patents and licences NZ $000’s	Brands NZ $000’s	Total NZ $000’s
6 months ended 31 July 2017
Balance at the beginning of the period	-	1,957	536	12,206	14,699
Additions	-	101	-	-	101
Amortisation	-	(64)	(71)	-	(135)
Impairment	-	(1,650)	(264)		(1,914)
Foreign exchange movements	-	4	0	257	261
Closing value at 31 January 2018	-	348	201	12,463	13,012

Disclosure of Information for Cash-generating Units
31 July 2018 NZ $000’s
United States	5,798
Impairment expense	(3,399)
2,399

Bendon Limited [Member]
Disclosure of detailed information about intangible assets [line items]
Disclosure of Detailed Information About Intangible Assets

	31 January	31 January	30 June	30 June
	2018	2017	2016	2015
	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s
Goodwill
Cost	-	-	2,157	2,347
Accumulated impairment	-	-	(2,157)	-
	-	-	-	2,347

Patents and licences
Cost	919	1,169	818	557
Accumulated amortisation and impairment	(718)	(573)	(544)	(540)
	201	596	274	17
Brands
Cost	12,463	12,036	12,105	12,702
Software
Cost	15,788	17,308	17,312	17,131
Accumulated amortisation and impairment	(15,440)	(15,260)	(15,116)	(14,816)
	348	2,048	2,196	2,315
Total Intangible assets	13,012	14,680	14,575	17,381

Disclosure of Detailed Information About Movements in Carrying Amounts of Intangible Assets

(a)	Movements in carrying amounts of intangible assets

		Patents and
	Software	licences	Brands	Goodwill	Total
	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s
Year ended 31 January 2018
Balance at the beginning of the year	2,048	596	12,036	-	14,680
Additions	106	12	-	-	118
Amortisation	(163)	(143)	-	-	(306)
Impairment (refer note 12(c)	(1,650)	(264)	-	-	(1,914)
Foreign exchange movements	7	-	427	-	434
Closing value at 31 January 2018	348	201	12,463	-	13,012

		Patents and
	Software	licences	Brands	Goodwill	Total
	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s
7 months ended 31 January 2017
Balance at the beginning of the period	2,196	274	12,105	-	14,575
Additions	-	351	-	-	351
Amortisation	(148)	(30)	-	-	(178)
Foreign exchange movements	-	1	(69)	-	(68)
Closing value at 31 January 2017	2,048	596	12,036	-	14,680

		Patents and
	Software	licences	Brands	Goodwill	Total
	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s
Year ended 30 June 2016
Balance at the beginning of the year	2,315	17	12,702	2,347	17,381
Additions	211	264	-	-	475
Amortisation	(316)	(7)	-	-	(323)
Impairment	-	-	-	(2,157)	(2,157)
Foreign exchange movements	(14)	-	(597)	(190)	(801)
Closing value at 30 June 2016	2,196	274	12,105	-	14,575

		Patents and
	Software	licences	Brands	Goodwill	Total
	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s
Year ended 30 June 2015
Balance at the beginning of the year	2,081	117	12,274	2,211	16,683
Additions	1,093	-	-	-	1,093
Amortisation	(787)	(104)	-	-	(891)
Foreign exchange movements	(72)	4	428	136	496
Closing value at 30 June 2015	2,315	17	12,702	2,347	17,381

Disclosure of Information for Cash-generating Units

For the purpose of impairment testing, goodwill is allocated to cash-generating units as below:

	For the Year	For the 7	For the Year	For the Year
	Ended	Months Ended	Ended	Ended
Description of the cash-generating unit (CGU)	31 January 2018	31 January 2017	30 June 2016	30 June 2015
	NZ $000’s	NZ $000’s	NZ $000’s	NZ $000’s
Australia	-	-	2,157	2347
Impairment expense	-	-	(2,157)	-
	-	-	-	2347